Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Own Balances	$ 227,913	$ 43,684
Merchant Clients Funds	108,284	68,049
Cash and cash equivalents	$ 336,197	$ 111,733	$ 34,765	$ 23,305